As filed with the U.S. Securities and Exchange Commission on December 19, 2006

Securities Act File No. 333-109560

Investment Company Act File No. 811-21439

________________________________________________________________________

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

______________

FORM N-1A

Registration Statement Under the Securities Act of 1933

Pre-Effective Amendment No. __ [ ]

Post-Effective Amendment No. 7 [X]

Registration Statement Under the Investment Company Act of 1940

Amendment No. 9 [X]

Fidelity Rutland Square Trust

(Exact Name of Registrant Specified in Charter)

82 Devonshire Street

Boston, MA 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: 617-563-7000

\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Eric D. Roiter, Esq. Chief Legal Officer Fidelity Rutland Square Trust 82 Devonshire Street Boston, MA 02109 (Name and Address of Agent for Service)	\\\\\\\\\\\\\\\\\\\\\\\\\\	With copies to: Joseph R. Fleming, Esq. Dechert LLP 200 Clarendon Street, 27th Floor Boston, MA 02116-5021
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________________________

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to paragraph (b)

[ ] On (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] On (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

PAS

U.S. Opportunity Fund

of FundsSM

(fund number 1778)

Prospectus

December 19, 2006

Managed exclusively for certain clients of Strategic Advisers, Inc. -
not available for sale to the general public

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution

Prospectus

Fund Summary

Note: PAS U.S. Opportunity is offered exclusively to certain clients of Strategic Advisers, Inc. (Strategic Advisers®).

Investment Summary

PAS U.S. Opportunity Fund of FundsSM  seeks capital appreciation.

Principal Investment Strategies

  Normally investing at least 80% of its assets in shares of other U.S. equity funds.
  Normally investing in a combination of affiliated U.S. equity funds (i.e., Fidelity U.S. equity funds), and non-affiliated U.S. equity funds that participate in Fidelity's FundsNetwork® (underlying funds).
  Allocating assets among underlying funds to achieve portfolio characteristics similar to that of the Wilshire 5000® Index.
  Investing in underlying funds to diversify the fund's portfolio in terms of market capitalization and style.
  Using quantitative analysis and proprietary mutual fund research to select underlying funds.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Investing in Other Funds. Regulatory restrictions limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund will bear a pro rata share of the underlying funds' expenses. The fund bears all risks of investment strategies employed by the underlying funds.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When your shares are sold they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Fund Summary - continued

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Fee Table

The following table describes the fees charged by PAS U.S. Opportunity, but does not include other fees charged by Strategic Advisers.

Shares of the fund can only be purchased through certain discretionary investment programs offered by Strategic Advisers. Strategic Advisers charges net fees up to 1.10% for its discretionary investment programs. For more information on these fees, please refer to the "Buying and Selling Information" section of the statement of additional information (SAI).

The annual fund operating expenses provided below for PAS U.S. Opportunity are based on estimated expenses.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from fund assets)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.01%
Total annual fund operating expenses	0.26%
Less Waiver and Reimbursement	0.26%
Net ExpensesB	0.00%

A "Other expenses" are based on estimated amounts for the current fiscal year.

B Strategic Advisers has contractually agreed to waive its management fee until December 19, 2009. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed 0.00% of its average daily net assets until December 19, 2009.

Prospectus

The table does not include expenses and fees of the underlying funds, which typically will be much higher than 0.26%. The fund will bear a pro rata share of the underlying funds' expenses. Non-affiliated underlying funds ordinarily will pay Fidelity annual fees equal to 0.35% of their average daily net assets, as further described in the "Investment Details" section of the prospectus.

This example helps you compare the cost of investing in PAS U.S. Opportunity with the cost of investing in other mutual funds.

Let's say, hypothetically, that PAS U.S. Opportunity's annual return is 5% and that the fees are exactly as described in the fee table. This example illustrates the effect of fees and expenses and includes Strategic Advisers' fee waiver and expense reimbursement for each period shown, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 0
3 years	$ 0

Prospectus

Fund Basics

Investment Details

Investment Objective

PAS U.S. Opportunity Fund of Funds seeks capital appreciation.

Principal Investment Strategies

Strategic Advisers normally invests at least 80% of the fund's assets in shares of other U.S. equity funds. Strategic Advisers generally identifies U.S. equity funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization. Whether an underlying fund is a U.S. equity fund is determined at the time of investment. Investments in funds whose name, policies or classification change after purchase continue to be considered investments in U.S. equity funds for purposes of the 80% policy.

Strategic Advisers normally allocates assets among underlying funds according to an allocation strategy designed to achieve portfolio characteristics similar to that of the Wilshire 5000 Index, a broad-based market capitalization weighted index for the U.S. equity market measuring the performance of all public companies based in the U.S. with readily available price data.

Strategic Advisers is not constrained by any particular market capitalization or investment style. At any given time, Strategic Advisers may tend to buy underlying funds with a "growth" style or a "value" style, or a combination of both types, in order to diversify the fund's portfolio in terms of market capitalization and investment style.

In buying and selling underlying funds, Strategic Advisers relies on quantitative analysis and proprietary mutual fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

The fund normally invests in a combination of affiliated underlying funds (i.e., Fidelity funds), and non-affiliated underlying funds that participate in Fidelity's FundsNetwork on a no-transaction-fee (NTF) basis. NTF funds include both funds managed by Fidelity Management & Research Company (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) and funds managed by investment advisers other than Fidelity. The non-affiliated NTF funds pay Fidelity fees that typically are at an annual rate of 0.35% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower in some cases. The fund does not currently intend to invest in non-NTF funds.

Like all mutual funds, the underlying funds will incur fund expenses, which may include management fees, 12b-1 fees, and other expenses. The underlying funds may also charge redemption fees, sales loads, exchange fees, administrative fees, or other fees in addition to fund expenses. Any such fees will be payable by the fund, not by Strategic Advisers, although Strategic Advisers or one of its affiliates may choose to reimburse the fees if they are not waived by the underlying funds. The fund itself reserves the right to impose redemption fees in the future.

Prospectus

Fund Basics - continued

The fund currently intends to invest primarily in registered open-end investment companies and exchange traded funds, and not in closed-end funds or unregistered funds.

Principal Investment Risks

Many factors affect PAS U.S. Opportunity's performance. PAS U.S. Opportunity's share price changes daily based on the performance of the underlying funds in which it invests. If Strategic Advisers' strategies do not work as intended, the fund may not achieve its objective. The ability of PAS U.S. Opportunity to meet its investment objective is directly related to its allocation among underlying funds and the ability of those funds to meet their investment objectives. When your shares are sold they may be worth more or less than what you paid for them, which means that you could lose money.

There is additional risk for PAS U.S. Opportunity with respect to aggregation of holdings of underlying affiliated fund (i.e., Fidelity fund) holdings, which may result in PAS U.S. Opportunity indirectly concentrating assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of PAS U.S. Opportunity's returns. PAS U.S. Opportunity does not control the investments of the underlying affiliated funds and any indirect concentration is a result of the underlying affiliated funds pursuing their own investment objectives.

The following factors can significantly affect the performance of PAS U.S. Opportunity and the U.S. equity funds in which it invests:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Prospectus

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Investing in Other Funds. Regulatory restrictions limit the amount that one fund can invest in another, and further limit investments to the extent a fund's shares are already held by Strategic Advisers or its affiliates. The fund will bear a pro rata share of the underlying funds' expenses. Underlying funds may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. The fund bears all risks associated with underlying fund investments.

The fund may invest in affiliated funds (i.e., Fidelity funds), and non-affiliated funds available through Fidelity Investments' mutual fund supermarket, Fidelity FundsNetwork. Eligible mutual funds will typically be limited to NTF funds. Affiliates of Strategic Advisers receive servicing or distribution fees with respect to NTF funds.

In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect PAS U.S. Opportunity's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

PAS U.S. Opportunity Fund of Funds seeks capital appreciation.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

PAS U.S. Opportunity Fund of Funds normally invests at least 80% of its assets in shares of other U.S. equity funds.

Prospectus

Fund Basics - continued

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The assets of PAS U.S. Opportunity consist primarily of shares of the underlying funds, which are valued at their respective NAVs. The fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. If an underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. An underlying fund's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

THE FUND IS NOT AVAILABLE FOR SALE TO THE GENERAL PUBLIC.

Shares of the fund are offered only to clients of Strategic Advisers that have granted Strategic Advisers discretionary authority to invest in a portfolio of mutual funds. If you are not currently a Strategic Advisers client, please call 1-800-544-3455 (9:00 a.m. - 6:00 p.m., Monday through Friday) for more information. Strategic Advisers may charge clients fees for its services in addition to those disclosed in this prospectus. When you terminate your relationship with Strategic Advisers, your shares will be sold at the next NAV and Strategic Advisers will send the proceeds to you.

The fund may reject for any reason, or cancel as permitted or required by law, any specific purchase order.

Strategic Advisers may buy and sell shares of the fund as frequently as it wants; the fund does not place any limits on purchase and sales by Strategic Advisers (fund shares may only be bought pursuant to instructions from Strategic Advisers and are not available for purchase by the general public). The underlying funds normally have policies that limit how frequently the fund may trade in their shares. Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund, disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. However, because investments in this fund are made by Strategic Advisers on behalf of its clients, the potential for excessive or short-term disruptive purchases and sales is minimal. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage these practices and the fund permits frequent trading.

The fund has no exchange privilege with any other fund. The fund has no limit on purchase transactions. The fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time.

The price to buy one share of the fund is the fund's NAV. The fund's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of the fund is the fund's NAV.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

Prospectus

Shareholder Information - continued

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in underlying fund shares, securities or other property rather than in cash.

Under anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Dividends and Capital Gain Distributions

PAS U.S. Opportunity earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. PAS U.S. Opportunity also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

PAS U.S. Opportunity normally pays dividends and capital gain distributions in April and December.

Distribution Options

Dividends and capital gain distributions may be reinvested in additional shares of the fund or paid in cash.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

When Strategic Advisers buys shares on your behalf when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them.

Taxes on transactions. Your redemptions may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal. The fund has three management Trustees (affiliated with Fidelity) and two independent Trustees, and operates under Section 10(d) of the Investment Company Act of 1940.

Strategic Advisers is PAS U.S. Opportunity's investment manager. The address of Strategic Advisers and its affiliates is 82 Devonshire Street, Boston, Massachusetts 02109.

Fidelity Management & Research Company (FMR), an affiliate of Strategic Advisers, is responsible for handling the business affairs for PAS U.S. Opportunity.

As of November 30, 2006, Strategic Advisers had approximately $50.8 billion in discretionary assets under management.

As the manager, Strategic Advisers is responsible for choosing the fund's investments.

Xuehai En is manager of PAS U.S. Opportunity, which he has managed since its inception. Mr. En also currently serves as a manager for Fidelity Retirement Plan Manager®, a Strategic Advisers discretionary mutual fund asset allocation service. Since joining Fidelity Investments in 1994, Mr. En has served as a portfolio strategist and senior quantitative analyst for Strategic Advisers.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Xuehai En.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the fund.

PAS U.S. Opportunity has a management fee which is payable to Strategic Advisers. The management fee is calculated and payable to Strategic Advisers every month.

Strategic Advisers is responsible for the payment of all other expenses of PAS U.S. Opportunity with limited exceptions.

PAS U.S. Opportunity's annual management fee rate is 0.25% of its average net assets.

Strategic Advisers may pay FMR an administration fee for handling the business affairs for PAS U.S. Opportunity.

Strategic Advisers has contractually agreed to waive its management fee until December 19, 2009. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed 0.00% of its average net assets until December 19, 2009. This expense reimbursement may be terminated or modified by agreement between Strategic Advisers and the fund's Board of Trustees. These arrangements decrease the fund's expenses and boost its performance.

Prospectus

Fund Services - continued

Fund Distribution

Fidelity Distributors Corporation (FDC) distributes the fund's shares.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). A financial report will be available once the fund has completed its first annual or semiannual period.

For a free copy of any of these documents or to request other information or ask questions about the fund, call 1-800-544-3455.

The SAI, the fund's annual and semiannual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by email to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 205490102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 12029428090 for information on the operation of the SEC's Public Reference Room. The fund does not have a public internet web site on or through which the SAI, the fund's annual and semiannual reports and other related materials are made available.

Investment Company Act of 1940, File Number, 811-21439

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Retirement Plan Manager, Strategic Advisers, and FundsNetwork are registered trademarks of FMR Corp.

PAS U.S. Opportunity Fund of Funds is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.836915.100 fou-pro-1206

PAS U.S. Opportunity Fund Of FundsSM

A Fund of Fidelity Rutland Square Trust

STATEMENT OF ADDITIONAL INFORMATION

December 19, 2006

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public.

This statement of additional information (SAI) is not a prospectus. An annual report for the fund will be available once the fund has completed its first annual period.

To obtain a free additional copy of the prospectus or SAI, dated December 19, 2006, please call Fidelity at 1-800-544-3455.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contract	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Fund	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

FOU-ptb-1206
1.836918.100

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of PAS U.S. Opportunity Fund of Funds' assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of PAS U.S. Opportunity's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with PAS U.S. Opportunity's investment policies and limitations.

PAS U.S. Opportunity's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are the fund's fundamental investment limitations set forth in their entirety.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC) or as otherwise permitted under the 1940 Act.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The acquisitions of loans and loan participations excluded from the fund's lending limitation discussed above are only those loans and loan participations considered securities within the meaning of the 1940 Act.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which Strategic Advisers, Inc. (Strategic Advisers®) or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity. To the extent that the fund acquires the shares of an underlying fund in accordance with Section 12(d)(1)(F) of the 1940 Act, the underlying fund is not obligated to redeem its shares in an amount exceeding 1% of its shares outstanding during any period of less than 30 days. Those underlying fund shares will not be treated as illiquid securities for purposes of the fund's illiquid securities limitation described above to the extent that the fund is able to dispose of such securities by distributing them in kind to redeeming shareholders. (See "Securities of Other Investment Companies" on page <Click Here>.)

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which Strategic Advisers or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to the fund's fundamental and non-fundamental limitations discussed above:

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

For the fund's limitations on investing in securities of other investment companies, see the section entitled "Securities of Other Investment Companies" on page <Click Here>.

Notwithstanding the foregoing investment limitations, the underlying funds in which PAS U.S. Opportunity may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting PAS U.S. Opportunity to engage indirectly in investment strategies that may not be permitted under the investment limitations listed above.

In accordance with PAS U.S. Opportunity's investment program as set forth in the prospectus, PAS U.S. Opportunity may invest more than 25% of its assets in any one underlying affiliated U.S. equity fund (i.e., a Fidelity U.S. equity fund). While PAS U.S. Opportunity does not intend to concentrate its investments in a particular industry, PAS U.S. Opportunity may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying affiliated U.S. equity funds. Each of the underlying affiliated U.S. equity funds will not concentrate more than 25% of its total assets in any one industry.

Investment Practices of PAS U.S. Opportunity

PAS U.S. Opportunity normally invests at least 80% of its assets in shares of other U.S. equity funds. PAS U.S. Opportunity normally invests in a combination of affiliated U.S. equity funds (i.e., Fidelity U.S. equity funds), and non-affiliated U.S. equity funds that participate in Fidelity's FundsNetwork® (underlying funds). The following pages contain more detailed information about types of instruments in which PAS U.S. Opportunity may, but is not required to, invest, strategies Strategic Advisers may, but is not required to, employ in pursuit of PAS U.S. Opportunity's investment objective, and a summary of related risks. Strategic Advisers may not buy any of these instruments or use any of these techniques unless it believes that doing so will help PAS U.S. Opportunity achieve its goal. Furthermore, this list of instruments, strategies, and risks is not exhaustive.

An underlying fund may invest in the same or other types of investments or its adviser may employ strategies other than those discussed in this Statement of Additional Information. Except as otherwise stated, references on the following pages to "the fund" or "a fund" may relate to PAS U.S. Opportunity, one or more underlying funds, or both, and references to "adviser" may relate to Strategic Advisers, one or more underlying funds' advisers, or both.

Borrowing. The fund may borrow from banks or from other funds advised by Strategic Advisers, Fidelity Management & Research Company (FMR), or their affiliates, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Country or Geographic Region. An adviser may consider a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that an adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Strategic Advisers.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on the adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as the adviser anticipates. For example, if a currency's value rose at a time when an adviser had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If an adviser hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if an adviser increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.


Limitations on Futures and Options Transactions. Fidelity Rutland Square Trust (the Trust), on behalf of its portfolios such as PAS U.S. Opportunity, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each portfolio's operation, before engaging in any purchases or sales of commodity futures contracts or commodity options contracts. Accordingly, PAS U.S. Opportunity will not be subject to registration or regulation as a CPO.

PAS U.S. Opportunity will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of its total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, its total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by PAS U.S. Opportunity would exceed 5% of its total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on PAS U.S. Opportunity's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures con-tract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. A fund's board of trustees or, under the supervision of its board, a fund's adviser is required to determine the liquidity of a fund's investments. In determining the liquidity of PAS U.S. Opportunity's investments, Strategic Advisers may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Indirect Concentration. There is additional risk for the fund with respect to aggregation of holdings of underlying funds. The aggregation of holdings of underlying funds may result in the fund indirectly having concentrated assets in a particular industry or in a single company. Such indirect concentrated holdings may have the effect of increasing the volatility of the fund's returns. The fund does not control the investments of the underlying funds and any indirect concentration occurs as a result of the underlying funds following their investment objectives.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, PAS U.S. Opportunity may lend money to, and borrow money from, other funds advised by FMR or its affiliates (which would include Strategic Advisers). A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, Standard & Poor's® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by Strategic Advisers.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

PAS U.S. Opportunity limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the fund's investment limitations). For purposes of these limitations, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. PAS U.S. Opportunity will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by Strategic Advisers.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. PAS U.S. Opportunity will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by Strategic Advisers. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions. However, PAS U.S. Opportunity will not lend securities to Strategic Advisers or an affiliate.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans by PAS U.S. Opportunity will be made only to parties deemed by Strategic Advisers to be in good standing and when, in Strategic Advisers' judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Exchange Traded Funds are shares of other investment companies which are traded on an exchange, but whose underlying assets are stocks selected to track a particular index. Therefore, an exchange traded fund (ETF) can track the performance of an index in much the same way as a traditional indexed mutual fund. However, unlike many traditional investment companies, which are only bought and sold at closing net asset values (NAVs), ETFs are tradable in the secondary market on an intra-day basis. Shares of an ETF are only redeemable in large blocks (typically, 50,000 shares) called "creation units" by persons other than PAS U.S. Opportunity, and are redeemed principally in-kind at each day's next calculated NAV.

ETFs, like other investment companies, typically incur fees that are separate from those fees incurred directly by PAS U.S. Opportunity. PAS U.S. Opportunity's purchase of ETFs results in the layering of expenses, such that PAS U.S. Opportunity shareholders would indirectly bear a proportionate share of any ETF's operating expenses. (See also "Exchange Traded Funds" above). Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market at prices above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF are similar to those of investing in an indexed mutual fund, including: market risk (the risk of fluctuating stock prices in general); asset class risk (the risk of fluctuating prices of the stocks represented in the ETF's index); tracking error risk (the risk of errors in matching the ETF's underlying assets to the index); industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks); and the risk that because an ETF is not actively managed, it cannot sell poorly performing stocks as long as they are represented in the index. Other ETF risks include: the risk that ETFs may trade in the secondary market (e.g., on a stock exchange) at a discount from their NAV and the risk that the ETFs may not be liquid.

Securities of Other Investment Companies, including shares of open-end investment companies and unit investment trusts, represent interests in professionally managed portfolios. The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws. Even though a fund may invest in a number of underlying funds, this investment strategy cannot eliminate investment risk. Investing in other investment companies through another fund involves substantially the same risks as investing directly in the underlying instruments, but also involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds.

PAS U.S. Opportunity invests in both affiliated underlying funds (i.e., Fidelity funds) and non-affiliated underlying funds. PAS U.S. Opportunity may invest in affiliated underlying funds without limitation, so long as the affiliated underlying fund has a policy that prohibits it from acquiring any securities of SEC registered open-end investment companies or SEC registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act. PAS U.S. Opportunity may invest in non-affiliated underlying funds, so long as PAS U.S. Opportunity and its "affiliated persons" (as defined in the 1940 Act) together purchase no more than 3% of the total outstanding securities of a non-affiliated underlying fund. As a result, the amount of shares of a non-affiliated underlying fund in which PAS U.S. Opportunity is permitted to invest will be limited by its current holdings and any current holdings of affiliated persons of PAS U.S. Opportunity, and Strategic Advisers may have to select alternative investments for PAS U.S. Opportunity that would not have been its first investment choice.

The 1940 Act also provides that a non-affiliated underlying fund whose shares are purchased by PAS U.S. Opportunity is obliged to redeem shares held by the fund only in an amount up to 1% of the non-affiliated underlying fund's total outstanding securities during any period of less than 30 days. Because PAS U.S. Opportunity and its affiliated persons together may acquire up to 3% of a non-affiliated underlying fund's shares, if PAS U.S. Opportunity decides to sell a large position in a non-affiliated underlying fund, it could need up to 90 days to completely implement this decision. However, because PAS U.S. Opportunity has reserved the right to pay redemption requests in kind, namely in shares of underlying funds, Strategic Advisers expects to treat all holdings of non-affiliated underlying fund shares as liquid.

Notwithstanding the foregoing, PAS U.S. Opportunity may invest in non-affiliated underlying money market funds without limitation.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. Strategic Advisers may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, Strategic Advisers will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Temporary Defensive Policies. A fund may reserve the right to take a temporary defensive position under certain circumstances. PAS U.S. Opportunity reserves the right to invest without limitation in preferred stocks and investment-grade money market instruments for temporary, defensive purposes.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities (normally, shares of the underlying funds) are placed on behalf of PAS U.S. Opportunity by Strategic Advisers, either itself or through its affiliates, pursuant to authority contained in PAS U.S. Opportunity's management contract. PAS U.S. Opportunity will not incur any commissions or sales charges when it invests in underlying funds, but it may incur such costs if it invests directly in other types of securities.

Although certain of the officers of PAS U.S. Opportunity are also officers of other funds managed by Strategic Advisers or its affiliates, investment decisions for PAS U.S. Opportunity are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining Strategic Advisers as investment adviser to PAS U.S. Opportunity outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

Because PAS U.S. Opportunity may, but is not required to, invest directly in portfolio securities other than underlying fund shares, the following discussion below in the rest of this Portfolio Transactions section identifies matters related to portfolio transactions and brokerage that might, but will not necessarily, apply to PAS U.S. Opportunity.

Strategic Advisers may be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. If selecting brokers or dealers (to the extent permitted by applicable law, including affiliates of Strategic Advisers) to execute portfolio transactions, Strategic Advisers considers factors deemed relevant in the context of a particular trade and in regard to Strategic Advisers' overall responsibilities with respect to PAS U.S. Opportunity and other accounts as to which Strategic Advisers exercises investment discretion, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using electronic communication networks, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of commission to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such market or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Strategic Advisers; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best execution, Strategic Advisers may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. Strategic Advisers also may select a broker that charges more than the lowest available commission rate available from another broker.

For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

Purchases and sales of equity securities on a securities exchange or over-the-counter (OTC) are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system.

Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with the issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting commission and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

Generally, compensation relating to investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Futures transactions are executed and cleared through FCMs who receive compensation for their services.

PAS U.S. Opportunity may execute portfolio transactions with brokers or dealers (who are not affiliates of Strategic Advisers) that provide products and services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; and investment recommendations. FMR may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement Strategic Advisers' own research activities in providing investment advice to the fund.

In addition, products and services may include those that assist in the execution, clearing and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among broker-dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

In addition to receiving brokerage and research services via written reports and computer-delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Strategic Advisers and its affiliates may use commission dollars to obtain certain products or services that are not used exclusively in Strategic Advisers' or its affiliates' investment decision-making process ("mixed-use products or services"). In those circumstances, Strategic Advisers or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research services with their own resources (referred to as "hard dollars").

Strategic Advisers' expenses could be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services Strategic Advisers may receive from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services.

Brokers or dealers that execute transactions for the fund may receive higher compensation from the fund than other brokers or dealers might have charged the fund, in recognition of the brokerage or research products and services they provide to Strategic Advisers or its affiliates. Before causing the fund to pay a particular level of compensation, Strategic Advisers will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to Strategic Advisers, viewed in terms of the particular transaction for the fund or Strategic Advisers' overall responsibilities to the fund or other investment companies and investment accounts. While Strategic Advisers may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither Strategic Advisers nor the fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of compensation or otherwise. Typically, these products and services assist Strategic Advisers or its affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire research products and services that may also benefit other funds or accounts managed by Strategic Advisers or its affiliates.

Strategic Advisers and its affiliates have arrangements with certain third-party research providers and brokers through whom Strategic Advisers and its affiliates effect fund trades, whereby Strategic Advisers and its affiliates may pay with hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. Even with such hard dollar payments, Strategic Advisers or its affiliates may cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Strategic Advisers or its affiliates, or that may be available from another broker. Strategic Advisers and its affiliates view their hard dollar payments for research products and services as likely to reduce the fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture, if applicable, and to pay fund expenses, as described below, will decrease. Strategic Advisers' and its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on Strategic Advisers' and its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

The Trustees of the fund periodically review Strategic Advisers' performance of its responsibilities in connection with the placement of portfolio transactions on behalf of PAS U.S. Opportunity and review the compensation paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions.

From time to time the Trustees will review whether the recapture for the benefit of PAS U.S. Opportunity of some portion of the compensation paid by the fund on portfolio transactions is legally permissible and advisable. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the fund to participate, or continue to participate, in the commission recapture program.

VALUATION

PAS U.S. Opportunity's net asset value per share (NAV) is the value of a single share. The NAV of PAS U.S. Opportunity is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The assets of PAS U.S. Opportunity consist primarily of shares of the underlying funds, which are valued at their respective NAVs. If an underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes accurately reflects fair value. Most underlying fund assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that its board of trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

BUYING AND SELLING INFORMATION

Shares of PAS U.S. Opportunity are offered only to certain clients of Strategic Advisers that have granted Strategic Advisers discretionary authority to invest in a portfolio of mutual funds. If you are not currently a Strategic Advisers client, please call 1-800-544-3455 for more information.

Investors participating in a Strategic Advisers discretionary investment program are charged an annual advisory fee based on a percentage of the average market value of assets in their account. The stated fee is then reduced by a credit reflecting the amount of fees, if any, received by Strategic Advisers or its affiliates from non-affiliated mutual funds for investment management or certain other services.

PAS U.S. Opportunity may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees. Such securities or other property will be valued for this purpose as they are valued in computing the fund's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

Dividends. A portion of PAS U.S. Opportunity's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that PAS U.S. Opportunity's income is derived from qualifying dividends or from the qualifying portion of dividends from an underlying fund. A percentage of dividends distributed to individual shareholders may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). For PAS U.S. Opportunity and for those underlying funds that may earn other types of income that do not qualify for the dividends-received deduction available to corporate shareholders or the long-term capital gains tax rates available to individuals, such as interest, short-term capital gains (including short-term capital gains distributed by an underlying fund as a dividend as well as short-term capital gains earned on the sale of underlying fund shares or other securities), and non-qualifying dividends, the percentage of fund dividends that qualifies for the deduction generally will be less than 100%. A portion of PAS U.S. Opportunity's dividends derived from certain U.S. Government securities, including the portion of dividends from an underlying fund derived from certain U.S. Government securities, and securities of certain other investment companies may be exempt from state and local taxation.

Capital Gain Distributions. PAS U.S. Opportunity's long-term capital gain distributions, including amounts attributable to an underlying fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

Returns of Capital. If the fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. As a general matter, if, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, a fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate. However, as a fund of funds, PAS U.S. Opportunity is not permitted to pass through any foreign tax credits from an underlying fund that might otherwise be available to shareholders holding the underlying fund directly.

Tax Status of the Funds. PAS U.S. Opportunity intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, PAS U.S. Opportunity intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting PAS U.S. Opportunity and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether PAS U.S. Opportunity is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the Trust and PAS U.S. Opportunity, as applicable, are listed below. The Board of Trustees governs PAS U.S. Opportunity and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee PAS U.S. Opportunity's activities, review contractual arrangements with companies that provide services to PAS U.S. Opportunity, and review PAS U.S. Opportunity's performance. Each of the Trustees oversees three funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (61)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (44)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Richard A. Spillane Jr. (55)

Year of Election or Appointment: 2005

Mr. Spillane serves as President of Strategic Advisers (2005-present). Previously, he served as Executive Vice President and Head of Global Investment Strategy for Fidelity Investments (2002-2005), Senior Vice President of FMR's Income Growth and International Groups (1997-2002) and Head of U.S. equities (2001-2002). Mr. Spillane serves as Director of Empire Fidelity Investments Life Insurance Company (2000-present), Vice Chairman of Fidelity's Political Action Committee (2001-present), and a Member of the Board of Fidelity Investments Life Insurance Company (2000-present). Mr. Spillane also serves as Chairman of the Board of Xaverian Brothers High School (1998-present). Mr. Spillane is a Chartered Financial Analyst (1985-present).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to PAS U.S. Opportunity, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (62)

Year of Election or Appointment: 2005

From January 1997 through December 2004, Mr. Aldrich was Chairman and Managing Member of AEIGIS, LLC. (foreign private investment). From 1999 through December 2004, he was Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit). From 1998 through December 2004, Mr. Aldrich was Managing Member of Poseidon, LLC (foreign private investment). Previously, he was Co-Chairman of AEW Capital Management, L.P., a real estate investment advisor (1997-1998), and a founder and Managing Partner of Aldrich, Eastman & Waltch, Inc., a real estate investment advisor (1981-1996). Mr. Aldrich serves as a Member of the Board of the National Bureau of Economic Research (1994), a Member of the Board of Zipcar, Inc. (car sharing, 2002), and a Member of the Board of the Museum of Fine Arts Boston (2003).

Ralph F. Cox (74)

Year of Election or Appointment: 2005

Mr. Ralph Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Previously, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph Cox and Mr. Howard Cox are not related.

Advisory Board Members and Executive Officers:

Correspondence intended for each Advisory Board Member and executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (62)

Year of Election or Appointment: 2006

Member of the Advisory Board of PAS U.S. Opportunity. Mr. Howard Cox is as a Partner of Greylock, a national venture capital firm, with which he has been associated since 1971. Prior to joining Greylock, Mr. Cox served in the Office of the Secretary of Defense (1968-1971). He is currently a Director of Stryker Corporation (medical products and services). He has previously served on the boards of numerous public and private companies, including: The Boston Globe, American Medical Systems (acquired by Pfizer), AMISYS (acquired by McKessonHBOC ), APPEX (acquired by EDS), Arbor (acquired by Extendicare), BMR Financial Group, Centene, Checkfree, Cogito Data Systems, Compdent (acquired by APPS), Execucom, HPR (acquired by McKessonHBOC), ISSCO (acquired by Computer Associates), Landacorp, Lunar (acquired by GE), Multimate, Rehab Systems (acquired by Novacare), Share Development (acquired by United Healthcare), United Publishers (acquired by NYNEX), VHA Long Term Care (acquired by ServiceMaster), and Vincam (acquired by ADP). Mr. Cox is a Director and former Chairman of the National Venture Capital Association. Mr. Howard Cox and Mr. Ralph Cox are not related.

Karen Kaplan (46)

Year of Election or Appointment: 2006

Member of the Advisory Board of PAS U.S. Opportunity. Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., a subsidiary of The Interpublic Group of Companies, Inc. (group of advertising and specialized marketing and communication services companies). She has been with Hill, Holliday, Connors, Cosmopulos Inc. since 1982. Ms. Kaplan is Vice President of the Massachusetts Women's Forum and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children. She serves as a Director of the Executive Committee of the Greater Boston Chamber of Commerce, a Member of the President's Council of the United Way of Massachusetts Bay, serves on the Advisory Council of the Urban Improv, and a Member of the Board of Mentors of Community Servings. Ms. Kaplan also serves as a Director of ADVO (direct mail marketing services), Tweeter Home Entertainment Group, and Delta Dental Plan of Massachusetts.

Eric D. Roiter (57)

Year of Election or Appointment: 2005

Chief Legal Officer of PAS U.S. Opportunity. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2005

Secretary of PAS U.S. Opportunity. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present). Mr. Fross previously served as Vice President and Secretary of FDC (2005-2006) and is a Senior Vice President, Deputy General Counsel of FMR.

Stephen D. Fisher (43)

Year of Election or Appointment: 2005

Assistant Secretary of PAS U.S. Opportunity. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2006

President and Treasurer of PAS U.S. Opportunity. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Charles V. Senatore (52)

Year of Election or Appointment: 2005

Chief Compliance Officer and Anti-Money Laundering Officer of PAS U.S. Opportunity. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of the Regulatory Affairs Group (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIA Self Regulation and Supervisory Practices Committee (2004-present), a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005), and a Member of the Securities Industry/Regulatory Council on Continuing Education (2004-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

Kathleen Tucker (47)

Year of Election or Appointment: 2005

Chief Financial Officer of Fidelity Rutland Square Trust. She also serves as Senior Vice President of Accounting and Pricing Operations for Fidelity Pricing & Cash Management Services (1999-present). Previously, Ms. Tucker worked at PricewaterhouseCoopers LLP (1981-1999), where she was most recently a partner in the investment management practice.

John H. Costello (60)
Year of Election or Appointment: 2004 Assistant Treasurer of PAS U.S. Opportunity. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2005 Assistant Treasurer of PAS U.S. Opportunity. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Standing Committees of the Fund's Trustees. The Board of Trustees may establish various committees to facilitate the timely and efficient consideration of all matters of importance to the Independent Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has one standing committee.

The Audit Committee is composed of Messrs. Aldrich, Cox (Chair), and Spillane. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. The committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair. The committee meets separately periodically with the fund's Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the fund's outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the fund. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the fund and the fund's service providers, (ii) the financial reporting processes of the fund, (iii) the independence, objectivity and qualification of the auditors to the fund, (iv) the annual audits of the fund's financial statements, and (v) the accounting policies and disclosures of the fund. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the fund. It is responsible for approving all audit engagement fees and terms for the fund, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the fund report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the fund and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the fund's service providers' internal controls and reviews with management, internal auditors, and outside counsel the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the fund's ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the fund's or service providers internal controls over financial reporting. The committee reviews at least annually a report from the outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the fund's financial reporting process, will discuss with Strategic Advisers, the fund's Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the fund, and will review with Strategic Advisers, the fund's Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the fund's financial statements. The committee will review periodically the fund's major internal controls exposures and the steps that have been taken to monitor and control such exposures. The committee also plays an oversight role in respect of the fund's compliance with its name test and investment restrictions, the code of ethics relating to personal securities transactions, the code of ethics applicable to certain senior officers of the fund, and anti-money laundering requirements.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2005.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	Roger T. Servison	Richard A. Spillane Jr.
PAS U.S. Opportunity	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Ralph F. Cox
PAS U.S. Opportunity	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee for his or her services for the fiscal year ending February 28, 2006, or calendar year ended December 31, 2005, as applicable.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	Peter C Aldrich	Ralph F. Cox	Howard E. Cox, Jr.B	Karen KaplanB
PAS U.S. Opportunity+	$ 15,878	$ 15,878	$ 15,878	$ 15,878
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 23,333	$ 23,333	$ 0	$ 0

1 Abigail P. Johnson, Roger T. Servison and Richard A. Spillane Jr. are interested persons and are compensated by Strategic Advisers or an affiliate (including FMR).

+ Estimated for the fund's first full year.

A Information is for the calendar year ended December 31, 2005 for 329 funds of 59 trusts in the Fidelity fund complex.

B Effective December 7, 2006, Mr. Cox and Ms. Kaplan serve as Members of the Advisory Board.

As of commencement of the fund, 100% of PAS U.S. Opportunity's total outstanding securities were held by Strategic Advisers or an affiliate. FMR Corp. is the ultimate parent company of Strategic Advisers and this affiliate.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR and Strategic Advisers. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR and Strategic Advisers (collectively, the Investment Advisers), FDC, and the Trust have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the fund, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACT

PAS U.S. Opportunity has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with the Trust, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate the fund's assets among underlying funds in which the fund may invest. Strategic Advisers also provides the fund with all necessary office facilities and personnel for servicing the fund's investments and compensates all personnel of the fund or Strategic Advisers performing services relating to research, statistical and investment activities.

Strategic Advisers in turn has entered into an administration agreement with FMR on behalf of PAS U.S. Opportunity. Under the terms of the administration agreement, FMR or its affiliates provide the management and administrative services (other than investment advisory services) necessary for the operation of PAS U.S. Opportunity. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of PAS U.S. Opportunity's management contract, Strategic Advisers, either itself or through an affiliate, is responsible for payment of all operating expenses of PAS U.S. Opportunity with certain exceptions. Under the terms of the administration agreement, FMR pays all management and administrative expenses (other than investment advisory expenses) for which Strategic Advisers is responsible. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian and auditor, and the fund's insurance premiums and Investment Company Institute dues. The administration agreement further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders. In addition, FMR compensates and pays all the expenses of all officers of the fund and all Trustees who are "interested persons" of the trust, Strategic Advisers, or FMR. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services and pricing and bookkeeping services.

PAS U.S. Opportunity pays the following expenses: fees and expenses of the Independent Trustees, interest on borrowings, taxes, brokerage commissions (if any), shareholder charges (if any) associated with investing in the underlying funds, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.

Management Fee. For the services of Strategic Advisers under the management contract, PAS U.S. Opportunity has a monthly management fee which is payable to Strategic Advisers at the annual rate of 0.25% of its average net assets throughout the month.

For the services of FMR under the administration agreement, Strategic Advisers may pay FMR a monthly administration fee at a rate agreed to by the parties from time to time.

Strategic Advisers has contractually agreed to waive its management fee until December 19, 2009. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed 0.0% of its average net assets until December 19, 2009.

The fee waiver and expense reimbursement by Strategic Advisers will increase PAS U.S. Opportunity's returns.

Xuehai En is the portfolio manager of PAS U.S. Opportunity and receives compensation for his services. As of December 19, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager. The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates.

Mr. En is an employee of Strategic Advisers, a subsidiary of FMR Corp. and an affiliate of FMR. Strategic Advisers is the adviser to PAS U.S. Opportunity.

Mr. En's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of Strategic Adviser funds and accounts, including the fund. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years. A smaller, subjective component of the bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers.

The portion of Mr. En's bonus that will be linked to the investment performance of the fund is based on the pre-tax investment performance of the fund within a Median Index Peer Group that consists of the median score of all funds in the following Morningstar fund categories: Specialty-Real Estate, Specialty-Utilities, Specialty-Natural Res, Large Value, Specialty-Financial, Mid-Cap Value, Small Value, Long-Short, Small Blend, Large Blend, Mid Cap Blend, Specialty-Communications, Small Growth, Mid Cap Growth, Specialty-Health, Bear Market, Large Growth, Specialty-Technology. In addition, the portfolio manager may be compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., Strategic Advisers' parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Strategic Advisers or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. En as of November 30, 2006:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	6,132	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$ 925M	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

As of November 30, 2006 (prior to the fund's inception), the dollar range of shares of PAS U.S. Opportunity beneficially owned by Mr. En was $0.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of Fidelity Rutland Square Trust on behalf of PAS U.S. Opportunity, after consultation with Strategic Advisers. (The guidelines are reviewed periodically by Strategic Advisers and its affiliates and by the Independent Trustees of the fund, and, accordingly, are subject to change.)

As of the date of this SAI, the fund intends to invest in shares of underlying funds in reliance on Section 12(d)(1)(F) of the 1940 Act, which allows a fund to invest most of its assets in other funds so long as certain conditions are satisfied. One of those conditions requires the investing fund (such as the fund) to vote underlying fund proxies in accordance with pass through voting procedures (that is, in accordance with specific instructions from the investing fund's shareholders) or echo voting procedures (that is, in the same proportion as the holders of all other shares of the particular underlying fund). Strategic Advisers generally expects to follow echo voting procedures for such shares.

I. General Principles

A. The funds in the Trust generally intend to vote shares or underlying funds using echo voting procedures (that is, in the same proportion as the holders of all other shares of the particular underlying fund).

B. Any proposals not covered by paragraph A above or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate Strategic Advisers analyst or portfolio manager, as applicable, subject to review and approval by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR Corp.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

PAS U.S. Opportunity has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers and FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers.

TRANSFER AND SERVICE AGENT AGREEMENTS

PAS U.S. Opportunity has entered into a transfer agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers and FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreement, FSC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for PAS U.S. Opportunity.

For providing transfer agency services, FSC receives no fees from PAS U.S. Opportunity.

FSC pays out-of-pocket expenses associated with providing transfer agent services to PAS U.S. Opportunity. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

FSC may collect fees charged in connection with providing certain types of services such as closing out fund balances, maintaining fund positions with low balances, wire transactions, and providing historical account research.

PAS U.S. Opportunity has also entered into a service agent agreement with FSC (or an agent, including an affiliate). Under the terms of the agreements, FSC calculates the NAV and dividends for PAS U.S. Opportunity, and maintains PAS U.S. Opportunity's portfolio and general accounting records.

For providing pricing and bookkeeping services, FSC may receive a monthly fee from Strategic Advisers based on PAS U.S. Opportunity's average daily net assets throughout the month.

DESCRIPTION OF THE FUND

Trust Organization. PAS U.S. Opportunity Fund of Funds is a fund of Fidelity Rutland Square Trust (the Trust), an open-end management investment company created under an initial trust instrument dated June 26, 2003. The Trust currently operates pursuant to its Amended and Restated Trust Instrument made as of May 13, 2005 (Trust Instrument). Currently, there are three funds offered in Fidelity Rutland Square Trust: PAS International Fund of Funds, PAS Small Cap Fund of Funds and PAS U.S. Opportunity Fund of Funds. The Trustees are permitted to create additional funds in the trust and, if permitted under the 1940 Act, to create additional classes of the fund.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

Shareholder Liability. Fidelity Rutland Square Trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the fund. The Trust Instrument provides that the fund shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the fund or the Trustees relating to the fund shall include a provision limiting the obligations created thereby to the fund and its assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of the fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that the fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Voting Rights. The fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate (and by class, if established under the 1940 Act).

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

On matters submitted for consideration by shareholders of any underlying fund, PAS U.S. Opportunity will vote its shares in proportion to the vote of all other holders of shares of that underlying fund.

The fund (or a class, if any) may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. Generally, the merger of the fund (or a class, if any) with another operating mutual fund or the sale of all or a portion of the assets of the fund (or a class, if any) to another operating mutual fund requires approval by a vote of shareholders of the fund or the class. The Trustees may, however, reorganize or terminate the fund (or a class, if any) without prior shareholder approval. In the event of the dissolution or liquidation of the fund (or a class, if any), shareholders of that fund (or that class, if any) are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. The Bank of New York, 110 Washington Street, New York, New York is custodian of the assets of PAS U.S. Opportunity. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

Strategic Advisers, FMR, their officers and directors, their affiliated companies, and Members of their board of directors may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by Strategic Advisers. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of Strategic Advisers, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for the fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

The fund limits the dissemination of holdings information to the circumstances described below.

1. A full list of the fund's holdings as of the prior business day is available to eligible investors and the fund's shareholders by calling: 1-800-544-3455.

2. The fund may provide the fund's holdings and information about the specific holdings of the underlying funds to third-parties that, i) calculate information derived from holdings either for use by Strategic Advisers or its affiliates in connection with the management of the fund or by firms that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), and ii) enter into agreements that specify that, (a) holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, (c) the firms certify their information security policies and procedures, and (d) the firms limit the nature and type of information that may be disclosed to third-parties.

The entities that may receive the information described above are: FactSet Research Systems Inc. (full holdings daily, on the next business day); Kynex Inc. (full holdings weekly, one business day after the end of the week); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly, four or more calendar days after the end of the week); Moody's Investor Services (full holdings weekly, four or more calendar days after the end of the week); and Anacomp Inc. (full or partial holdings daily, on the next business day).

In addition, the information described above may be provided as part of the normal investment activities of the fund to the following entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed: auditors; custodians; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to the fund or the Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation.

The fund may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the fund.

As authorized by the Board of Trustees, FMR's Disclosure Policy Committee has established and administers guidelines found by the Board to be in the best interests of shareholders concerning the dissemination of fund holdings information, and resolution of conflicts of interest in connection with such disclosure, if any. The Disclosure Policy Committee reviews and decides on each information request and, if granted, how and by whom that information will be disseminated. The Disclosure Policy Committee is comprised of the executive officers and employees of FMR and its affiliates. It reports to the Board of Trustees periodically.

Strategic Advisers, any affiliates, and the fund will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, Strategic Advisers desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the fund's SAI.

There can be no assurance that the fund's policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms receiving such information.

APPENDIX

Fidelity Investments & (Pyramid) Design, Strategic Advisers, and FundsNetwork are registered trademarks of FMR Corp.

PAS U.S. Opportunity Fund of Funds is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

PART C

OTHER INFORMATION

Item 23. Exhibits

(a) Articles of Incorporation.

(1) Trust Instrument made as of June 26, 2003 (i).

(2) Amended and Restated Trust Instrument made as of May 13, 2005 (i).

(b) By-laws.

(1) Bylaws of Fidelity Rutland Square Trust dated September 29, 2003 (i).

(2) Bylaws of Fidelity Rutland Square Trust dated May 13, 2005 (i).

(c) Instruments Defining Rights of Security Holders.

See Article II, "Beneficial Interest," and Article VII, "Shareholders' Voting Powers and Meetings" of Registrant's Amended and Restated Trust Instrument made as of May 13, 2005. See Article IV, "Shareholders' Meetings," and Article VI, "Shares of Beneficial Interest" of Bylaws of Fidelity Rutland Square Trust dated May 13, 2005.

(d) Investment Advisory Contracts.

(1) Form of 10(d) Company Management Contract between PAS International Fidelity Fund of Funds and Strategic Advisers, Inc. (iv).

(2) Form of 10(d) Company Management Contract between PAS U.S. Opportunity Fidelity Fund of Funds and Strategic Advisers, Inc. (iv).

(3) Form of 10(d) Company Management Contract between PAS Small Cap Fund of Funds and Strategic Advisers, Inc. (i).

(4) Form of 10(d) Company Management Contract between PAS International Fund of Funds and Strategic Advisers, Inc. (ii).

(5) Form of 10(d) Company Management Contract between PAS U.S. Opportunity Fund of Funds and Strategic Advisers, Inc. (iii).

(e) Underwriting Contracts.

(1) Form of 10(d) Company General Distribution Agreement between Fidelity Rutland Square Trust and Fidelity Distributors Corporation Relating to the PAS International Fidelity Fund of Funds (iv).

(2) Form of 10(d) Company General Distribution Agreement between Fidelity Rutland Square Trust and Fidelity Distributors Corporation Relating to the PAS U.S. Opportunity Fidelity Fund of Funds (iv).

(3) Form of 10(d) Company General Distribution Agreement between Fidelity Rutland Square Trust and Fidelity Distributors Corporation Relating to the PAS Small Cap Fund of Funds (i).

(4) Form of 10(d) Company General Distribution Agreement between Fidelity Rutland Square Trust and Fidelity Distributors Corporation Relating to the PAS International Fund of Funds (ii).

(5) Form of 10(d) Company General Distribution Agreement between Fidelity Rutland Square Trust and Fidelity Distributors Corporation Relating to the PAS U.S. Opportunity Fund of Funds (iii).

(f) Bonus or Profit Sharing Contracts.

None.

(g) Custodian Agreements.

Form of Custodian Agreement between Fidelity Rutland Square Trust and The Bank of New York (i).

(h) Other Material Contracts.

(1) Form of Transfer Agent Agreement with Fidelity Service Company, Inc. (i).

(2) Form of Service Agent Agreement with Fidelity Service Company, Inc. (i).

(3) Form of 10(d) Company Administration Agreement Relating to PAS International Fidelity Fund of Funds (iv).

(4) Form of 10(d) Company Administration Agreement Relating to PAS U.S. Opportunity Fidelity Fund of Funds (iv).

(5) Form of 10(d) Company Administration Agreement Relating to PAS Small Cap Fund of Funds (i).

(6) Form of 10(d) Company Administration Agreement Relating to PAS International Fund of Funds) (ii).

(7) Form of 10(d) Company Administration Agreement Relating to PAS U.S. Opportunity Fund of Funds (iii).

(8) Form of Expense Reimbursement Agreement Relating to the PAS International Fidelity Fund of Funds (iv).

(9) Form of Expense Reimbursement Agreement Relating to the PAS U.S. Opportunity Fidelity Fund of Funds (iv).

(10) Form of Expense Reimbursement Agreement Relating to the PAS Small Cap Fund of Funds (i).

(11) Form of Expense Reimbursement Agreement Relating to the PAS International Fund of Funds (ii).

(12) Form of Expense Reimbursement Agreement Relating to the PAS U.S. Opportunity Fund of Funds (iii).

(i) Legal Opinion.

Opinion and Consent of Counsel (iii).

(j) Other Opinions.

Consent of Independent Registered Public Accounting Firm (iii).

(k) Omitted Financial Statements.

Not applicable.

(l) Initial Capital Agreements.

Not applicable.

(m) Rule 12b-1 Plan.

Not applicable.

(n) Rule 18f-3 Plan.

Not applicable.

(o) Reserved.

(p) Code of Ethics.

Fidelity Investments Code of Ethics for Personal Investing Fidelity Funds Version, January 1, 2005 (i).

____________________

(i) Incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement filed with the Commission on May 27, 2005.

(ii) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 to the Registration Statement filed with the Commission on December 15, 2005.

(iii) Filed herewith.

(iv) To be filed by subsequent amendment.

Item 24. Persons Controlled by or Under Common Control with the Registrant

None.

Item 25. Indemnification

The Registrant's Amended and Restated Trust Instrument made as of May 13, 2005, Article X, Section 10.02, provides as follows:

INDEMNIFICATION SECTION 10.02.

(a) Subject to the exceptions and limitations contained in Section (b) below:

(1) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law and applicable provisions of the 1940 Act against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(i) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(a) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

(A) by the court or other body approving the settlement;

(B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(b) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(c) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.

Item 26. Business and Other Connections of the Investment Adviser

Strategic Advisers, Inc. serves as investment adviser to the fund and provides investment supervisory services to individuals, banks, thrifts, pension and profit sharing plans, trusts, estates, charitable organizations, corporations, and other business organizations, and provides a variety of publications on investment and personal finance. The directors and officers of Strategic Advisers have held, during the past two fiscal years, the following positions of a substantial nature.

Richard A. Spillane Jr.	President of Strategic Advisers, Inc. (2005).
Jeffrey Carney	Director of Strategic Advisers, Inc. (2005); President and Director of FDC (2003).
Bart Grenier	Previously serves as President and Director of Strategic Advisers, Inc., Senior Vice President of FMR and FMRC, Vice President of certain Equity and High Income funds advised by FMR (2005).
William V. Harlow III	Director of Strategic Advisers, Inc.; Previously served as Chief Investment Officer of Strategic Advisers, Inc. (2005).
Philip Bullen

Previously served as Director of Strategic Advisers, Inc. (2005); Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR; President and Director of FMR Far East and FMR U.K.

G. Robert Bristow	Previously served as Senior Vice President of Strategic Advisers, Inc. (2004).
Ren Y. Cheng	Previously served as Vice President of Strategic Advisers, Inc. (2005).
William Eigen	Previously served as Vice President of Strategic Advisers, Inc. (2005); Vice President of FMR, FMRC, and funds advised by FMR.
Jay Freedman	Secretary of Strategic Advisers, Inc., FMR U.K., FMR Far East, FIMM, and FMR Corp.; Assistant Secretary of FMR, FMRC, and FDC.
Howard Galligan	Vice President of Strategic Advisers, Inc. (2004).
Scott B. Kuldell	Vice President of Strategic Advisers, Inc. (2006).
Boyce I. Greer	Previously served as Director and Managing Director of Strategic Advisers, Inc. (2005).
Karen Hammond

Previously served as Vice President of Strategic Advisers, Inc., Treasurer of Strategic Advisers, Inc. and FMR Corp., Vice President of FMR U.K., FMR Far East, and FIMM and Assistant Treasurer of FMR, FMRC, FMR U.K., FMR Far East, and FIMM (2005); Executive Vice President of FMR (2005).

Patricia Hurley	Senior Vice President of Strategic Advisers, Inc.
Alice Lowenstein	Vice President of Strategic Advisers, Inc.
Robert B. MacDonald	Vice President of Strategic Advisers, Inc. (2004); Previously served as Vice President of FMR and FMRC (2004).
Katherine Sikora Nelson	Previously served as Assistant Clerk of Strategic Advisers, Inc. (2003).
Kenneth A. Rathgeber	Chief Compliance Officer of Strategic Advisers, Inc., FMR, FMRC, FMR U.K., FMR Far East, and FIMM (2005).
Jeffrey Resnick	Senior Vice President of Strategic Advisers, Inc.
Roger T. Servison	Director of Strategic Advisers, Inc.
Nicholas E. Steck	Compliance Officer of Strategic Advisers, Inc. (2005), FMR U.K., FMR Far East, and FMR Corp.; Vice President of FMR (2003).
Michele A. Stecyk	Vice President of Strategic Advisers, Inc.
Geoff Stein	Vice President of Strategic Advisers, Inc.
Susan Sturdy	Assistant Secretary of Strategic Advisers, Inc., FMR, FMRC, FMR U.K., FMR Far East, FIMM, FDC, and FMR Corp.
J. Gregory Wass	Assistant Treasurer of Strategic Advisers, Inc., FMR, FMRC, FMR U.K., FMR Far East, FIMM, FDC, and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.
Jonathan Weed	Vice President of Strategic Advisers, Inc.

PRINCIPAL BUSINESS ADDRESSES

Fidelity Management & Research Company (FMR)
One Federal Street
Boston, MA 02109

FMR Co., Inc. (FMRC)
One Federal Street
Boston, MA 02109

Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
One Federal Street
Boston, MA 02109

Fidelity Research & Analysis Company (FRAC)
One Federal Street
Boston, MA 02109

Fidelity Investments Money Management, Inc. (FIMM)
One Spartan Way
Merrimack, NH 03054

Fidelity International Investment Advisors (FIIA)
Pembroke Hall,
42 Crow Lane,
Pembroke HM19, Bermuda

Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L)
25 Cannon Street
London, England EC4M5TA

Fidelity Investments Japan Limited (FIJ)
Shiroyama JT Mori Building, 19th Floor
4-3-1 Toranomon, Minato-ku
Tokyo, Japan 105-6019

Fidelity Gestion (FIGEST)
Washington Plaza
29 rue de Berri
Paris, France 75008

Strategic Advisers, Inc.
82 Devonshire Street
Boston, MA 02109

FMR Corp.
82 Devonshire Street
Boston, MA 02109

Fidelity Distributors Corporation (FDC)
82 Devonshire Street
Boston, MA 02109

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by Strategic Advisers, Inc. or an affiliate.

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Jeffrey Carney	Director and President (2003)	None
Susan Boudrot	Chief Compliance Officer (2004)	None
Scott Goebel	Vice President and Secretary (2006)	None
Jane Greene	Treasurer and Controller	None
John J. Hitt	Assistant Secretary (2006)	None
Craig Huntley	Executive Vice President (2006)	None
William F. Loehning	Executive Vice President (2003)	None
Ellyn A. McColgan	Director	None
Susan Sturdy	Assistant Secretary	None
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA 02109

(1) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b) Investment Adviser; (c) Principal Underwriter; (d) Transfer, Pricing and Bookkeeping Agent; (e) Administrator; (f) Custodian; and (g) Special Custodian. The address of each is as follows:

(a) Registrant

Fidelity Rutland Square Trust
82 Devonshire Street
Boston, MA 02109

(b) Investment Adviser

Strategic Advisers, Inc.
82 Devonshire Street
Boston, MA 02109

(c) Principal Underwriter

Fidelity Distributors Corporation
82 Devonshire Street
Boston, MA 02109

(d) Transfer, Pricing and Bookkeeping Agent

Fidelity Service Company, Inc.
82 Devonshire Street
Boston, MA 02109

(e) Administrator

Fidelity Management & Research Company
One Federal Street
Boston, MA 02109

(f) Custodian

The Bank of New York
110 Washington Street
New York, NY 10286

(g) Special Purpose Custodian

JPMorgan Chase & Co.
270 Park Avenue
New York, NY 10017-2070

Item 29. Management Services

None.

Item 30. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 19th day of December 2006.

Fidelity Rutland Square Trust

By /s/ Mark Osterheld

Mark Osterheld, President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date
/s/ Mark Osterheld		President and Treasurer	December 19, 2006
Mark Osterheld		(Principal Executive Officer)
/s/ Kathleen Tucker		Chief Financial Officer	December 19, 2006
Kathleen Tucker		(Principal Financial Officer)
/s/ Peter C. Aldrich*		Trustee	December 19, 2006
Peter C. Aldrich
/s/ Ralph F. Cox*		Trustee	December 19, 2006
Ralph F. Cox
/s/ Abigail P. Johnson		Trustee	December 19, 2006
Abigail P. Johnson
/s/ Roger T. Servison		Trustee	December 19, 2006
Roger T. Servison
/s/ Richard A. Spillane Jr.		Trustee	December 19, 2006
Richard A. Spillane Jr.

* By:	/s/ Joseph R. Fleming________		December 19, 2006
Joseph R. Fleming, attorney in fact